Inventories, net of inventory reserves	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Inventories, net of inventory reserves
7.	Inventories, net of inventory reserves
Inventories, net of inventory reserves consist of the following:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Products	109,383	80,431
Packaging materials and others	538	621

Total inventories, net of inventory reserves	109,921	81,052

Movement of inventory provision:

	As of March 31, 2021	As of March 31, 2022	As of March 31, 2023
	RMB	RMB	RMB
At beginning of year	273	266	577
Provision/(reversal)	(7)	311	35

At end of year	266	577	612

The total amounts charged to the consolidated statements of loss and comprehensive loss for (reversal)/provision of inventory reserves amounted to approximately RMB(0.007) million, RMB0.31 million and RMB0.035 million for the years ended March 31, 2021, 2022 and 2023, respectively.